LIQUID INSTITUTIONAL RESERVES                                 SEMIANNUAL REPORT




                                            December 15, 1997
Dear Shareowner,

We are pleased to present you with the semiannual report for Liquid Institutional Reserves (LIR) for the six months ended October 31, 1997. Among the new services available to you is a dedicated service center to answer any questions you may have on your account. You may call 1-888-LIR-FUND from 9:00 a.m to 5:00 p.m. (Eastern Time) Monday-Friday. In addition, the LIR Money Market Fund's investment and redemption deadline has been moved to 2:30 p.m. (Eastern Time), and we have introduced an electronic trading capability for easier access to accounts and information.

GENERAL MARKET OVERVIEW
-------------------------------------------------------------------------------
[LOGO]
     Stronger than expected economic growth and rising employment prompted the Federal Reserve to raise interest rates in March, and volatile and difficult financial markets ensued. Then, on April 28, 1997, the report of the Employment Cost Index--considered the most comprehensive wage-inflation indicator, and critical to Fed policy--indicated a very positive inflation picture. This information, plus optimism over an agreed upon framework by President Clinton and the Republicans to balance the budget by 2002, turned market sentiment extremely bullish.

     July, August and September were also positive months for the financial markets, as the prevailing theme that above-trend economic growth could occur without generating higher inflation gained strength. At the end of the period, on October 27, 1997, events occurring in Asian markets sparked a 554-point drop in the U.S. stock market, with ensuing volatility in the bond markets. Although, as of this writing, the markets have recovered somewhat, market volatility persists amid continuing concerns over events overseas. By December 11, 1997, investors' flight to the haven of U.S. bonds caused the yield on the bellwether 30-year Treasury bond to dip below 6% for the first time since January 1996.

PORTFOLIO REVIEW
-------------------------------------------------------------------------------
[LOGO]
     PERFORMANCE--The Funds' annualized yields are listed on the table on the next page. You will note that these numbers are roughly in line with the Funds' yields six months ago, and slightly higher than last year's figures.
The IBC Money Fund Report Average-TM-First Tier Institutions, as measured by IBC, Inc., had a 5.30% 7-day current yield, for the period ended October 31, 1997.

SEMIANNUAL REPORT

ANNUALIZED YIELDS

                           Current 7-Day Average Yield    Effective 7-Day Average Yield      Weighted
                           ---------------------------    -----------------------------      Average
                            As of     As of      As of       As of     As of     As of       Maturity
                          10/31/97   4/30/97   10/31/96    10/31/97   4/30/97   10/31/96

Money Market Fund             5.37%     5.35%      5.21%       5.52%     5.49%      5.35%    50 DAYS
Government Securities Fund    5.18%     5.19%      5.05%       5.31%     5.33%      5.17%    44 DAYS
Treasury Securities Fund      5.11%     5.06%      4.76%       5.24%     5.18%      4.87%    63 DAYS


PORTFOLIO HIGHLIGHTS--As of October 31, 1997, net assets of the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund were approximately $1.6 billion, $74.7 million and $78.4 million, respectively.

     On October 31, 1997, the Money Market Fund's weighted average maturity was 50 days, while the weighted average maturities for the Government Securities Fund and the Treasury Securities Fund were 44 days and 63 days, respectively. This was done in response to economic data indicating low inflation with slight economic growth. Additionally, we took advantage of periods of volatility by purchasing securities at higher yields when rates rose.

OUTLOOK
-------------------------------------------------------------------------------
[LOGO]
     Near term, we intend to keep the Fund's average weighted maturities around their present levels. Going forward, every significant economic number released will be closely scrutinized. Inflation is always a concern since it is a trigger for the Fed to move on interest rates; as such, the inflationary environment will be carefully monitored. Investment decisions for the Funds will continue to be driven by credit worthiness, quality and liquidity. Although we are interested in maintaining higher yields, we will not do so by sacrificing the Funds' emphasis on security, quality and liquidity.

LIQUID INSTITUTIONAL RESERVES                                 SEMIANNUAL REPORT

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ Margo N. Alexander   /s/ Dennis L. McCauley           /s/ Susan P. Ryan

MARGO N. ALEXANDER       DENNIS L. MCCAULEY               SUSAN P. RYAN
President,               Managing Director and Chief      Senior Vice President,
Mitchell Hutchins        Investment Officer--             Mitchell Hutchins
Asset Management Inc.    Fixed Income, Mitchell Hutchins  Asset Management Inc.
                         Asset Management Inc.







This letter is intended to assist shareowners in understanding how the Funds performed during the semiannual period ended October 31, 1997 and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS                             OCTOBER 31, 1997(UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                      DATES                 RATES              VALUE
-------------                                                           --------------------   -----------------    --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS--2.71%
  $    18,000    Federal Home Loan Bank..............................   12/17/97 to 08/26/98    5.625 to 5.950%     $   18,000,000
       14,000    Student Loan Marketing Association..................   01/08/98 to 01/23/98      5.750                 14,000,000
       10,000    Student Loan Marketing Association*.................         11/04/97            5.310                 10,000,000
                                                                                                                    --------------
Total U.S. Government Agency Obligations (cost--$42,000,000).........                                                   42,000,000
                                                                                                                    --------------
DOMESTIC BANK NOTES--9.67%
       35,000    Bank of America National Trust and
                   Savings Association...............................   11/21/97 to 10/22/98   5.520 to 6.150           34,993,966
       10,000    Bank One Wisconsin*.................................         11/04/97            5.580                  9,992,382
       15,000    Comerica Bank, N.A., Detroit*.......................         11/04/97            5.640                 14,994,326
        3,000    FCC National Bank...................................         03/25/98            6.000                  2,998,870
       10,000    FCC National Bank*..................................         11/03/97            5.610                  9,996,407
       20,000    Greenwood Trust Company.............................         11/10/97            5.530                 20,000,000
       20,000    Harris Trust and Savings Bank.......................         11/10/97            5.530                 19,999,996
       20,000    NationsBank Corporation.............................         11/20/97            5.520                 20,000,000
       10,000    PNC Bank N.A.*......................................         11/03/97            5.600                  9,993,963
        7,000    Wachovia Bank of North Carolina.....................         10/08/98            5.810                  6,997,816
                                                                                                                    --------------
Total Domestic Bank Notes (cost--$149,967,726).......................                                                  149,967,726
                                                                                                                    --------------
BANKERS ACCEPTANCES@--4.88%
       20,000    Bank of Tokyo--Mitsubishi, Limited..................   11/25/97 to 12/08/97   5.520 to 5.540           19,896,192
        7,000    Republic National Bank of New York..................         12/19/97            5.500                  6,948,667
        8,250    Sanwa Bank Limited..................................         12/11/97            5.520                  8,199,400
       40,866    SunTrust Banks Incorporated.........................   11/05/97 to 01/16/98   5.480 to 5.540           40,633,376
                                                                                                                    --------------
Total Bankers Acceptances (cost--$75,677,635)........................                                                   75,677,635
                                                                                                                    --------------
CERTIFICATES OF DEPOSIT--18.90%
DOMESTIC--0.64%
        5,000    Bankers Trust Company...............................         08/28/98            5.970                  4,998,822
        5,000    Bankers Trust New York Corporation..................         05/26/98            6.190                  4,999,462
                                                                                                                    --------------
                                                                                                                         9,998,284
                                                                                                                    --------------
YANKEE--16.00%
        6,000    ABN AMRO Bank N.V...................................         12/04/97            5.500                  5,998,975
       30,000    Bank of Tokyo--Mitsubishi, Limited..................   12/19/97 to 01/26/98   5.660 to 5.780           29,999,997
        4,000    Barclays Bank PLC...................................         06/25/98            5.940                  3,998,518
       25,000    Canadian Imperial Bank of Commerce..................   11/04/97 to 02/27/98   5.540 to 5.760           24,998,538
       12,000    Credit Agricole Indosuez............................   09/30/98 to 10/26/98   5.830 to 5.900           11,997,381
       20,000    Credit Suisse First Boston*.........................         11/04/97            5.620                 20,000,000
       20,000    Deutsche Bank AG....................................   01/16/98 to 02/12/98   5.640 to 5.670           20,000,088
        7,000    National Westminster Bank PLC.......................         07/30/98            5.790                  6,999,502
        3,000    Rabobank Nederland..................................         03/20/98            5.980                  2,999,782
       10,000    Royal Bank of Canada................................   04/16/98 to 10/01/98   5.800 to 6.300           10,007,478
       29,000    Sanwa Bank Limited..................................   01/08/98 to 01/27/98   5.660 to 5.760           29,000,270
       52,000    Societe Generale....................................   11/06/97 to 10/05/98   5.580 to 6.200           51,995,194
       15,000    Societe Generale*...................................         11/03/97            5.620                 14,992,864
        5,000    Swiss Bank Corporation..............................         07/17/98            5.850                  4,997,970
       10,000    Westpac Banking Corporation.........................         03/23/98            5.970                 10,004,402
                                                                                                                    --------------
                                                                                                                       247,990,959
                                                                                                                    --------------
EURO--2.26%
       20,000    Creditanstalt-Bankverein............................         01/07/98            5.660                 20,002,138
       10,000    Sanwa Bank Limited..................................         01/16/98            5.720                 10,000,208
        5,000    Westdeutshe Landesbank Girozentrale.................         08/03/98            5.820                  5,000,361
                                                                                                                    --------------
                                                                                                                        35,002,707
                                                                                                                    --------------
Total Certificates of Deposit (cost--$292,991,950)...................                                                  292,991,950
                                                                                                                    --------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                      DATES                 RATES              VALUE
-------------                                                           --------------------   -----------------    --------------

COMMERCIAL PAPER@--55.12%
AGRICULTURE--1.61%
  $    25,000    Cargill Incorporated................................         11/12/97              5.540%          $   24,957,681
                                                                                                                    --------------
ASSET-BACKED--11.28%
       59,337    Delaware Funding Corporation........................   11/17/97 to 11/24/97   5.520 to 5.550           59,166,114
       21,699    Eiger Capital Corporation...........................   11/04/97 to 11/18/97   5.500 to 5.520           21,675,952
       10,000    Enterprise Funding Corporation......................         12/01/97            5.550                  9,953,750
       40,000    New Center Asset Trust..............................         11/03/97            5.790                 39,987,134
       15,000    Riverwoods Funding Corporation......................         11/05/97            5.500                 14,990,833
       29,215    Triple-A One Funding Corporation....................   11/03/97 to 11/25/97   5.540 to 5.600           29,124,481
                                                                                                                    --------------
                                                                                                                       174,898,264
                                                                                                                    --------------
AUTO & TRUCK--1.29%
        5,000    PACCAR Financial Corporation........................         11/18/97            5.600                  4,986,778
       15,000    Toyota Motor Credit Corporation.....................         11/10/97            5.490                 14,979,412
                                                                                                                    --------------
                                                                                                                        19,966,190
                                                                                                                    --------------
BANKING--13.04%
        5,000    Abbey National North America........................         02/25/98            5.540                  4,910,745
       25,000    B.B.V. Finance (Delaware) Incorporated..............         11/05/97            5.500                 24,984,722
       13,000    Bayerische Vereinsbank AG...........................         11/03/97            5.520                 12,996,013
        5,000    BEX America Finance Incorporated....................         11/12/97            5.520                  4,991,567
       55,000    Cregem North America Incorporated...................   11/14/97 to 12/10/97   5.500 to 5.520           54,820,327
       28,000    KFW International Finance Incorporated..............         11/14/97            5.500                 27,944,389
       35,000    Morgan (J.P.) & Company Incorporated................   11/20/97 to 12/23/97   5.510 to 5.520           34,809,179
       27,000    Nordbanken North America Incorporated...............   11/04/97 to 02/17/98   5.520 to 5.530           26,874,670
       10,000    San Paolo U.S. Financial Company....................         01/05/98            5.580                  9,899,250
                                                                                                                    --------------
                                                                                                                       202,230,862
                                                                                                                    --------------
BROKER - DEALER--1.16%
       15,000    Goldman Sachs Group L.P.............................         11/25/97            5.530                 14,944,700
        3,000    Merrill Lynch & Company Incorporated................         11/17/97            5.530                  2,992,627
                                                                                                                    --------------
                                                                                                                        17,937,327
                                                                                                                    --------------
CHEMICALS--1.60%
        1,000    DuPont (E.I.) de Nemours & Company..................         12/03/97            5.500                    995,111
       24,000    Henkel Corporation..................................   11/06/97 to 01/16/98   5.500 to 5.590           23,885,061
                                                                                                                    --------------
                                                                                                                        24,880,172
                                                                                                                    --------------
DRUGS & HEALTHCARE--4.15%
       19,500    Abbott Laboratories.................................         11/20/97            5.510                 19,443,293
       45,000    Bayer Corporation...................................   11/04/97 to 12/09/97      5.500                 44,872,430
                                                                                                                    --------------
                                                                                                                        64,315,723
                                                                                                                    --------------
ENERGY--1.61%
       25,000    Exxon Asset Management Company......................         11/03/97            5.530                 24,992,319
                                                                                                                    --------------
FINANCE-CONDUIT--2.47%
       18,490    MetLife Funding Incorporated........................   11/07/97 to 12/03/97   5.500 to 5.540           18,417,162
       20,000    UBS Finance (Delaware) Incorporated.................         11/21/97            5.540                 19,938,445
                                                                                                                    --------------
                                                                                                                        38,355,607
                                                                                                                    --------------
FINANCE-DIVERSIFIED--1.29%
       20,000    Barclays US Funding Corporation.....................         11/06/97            5.550                 19,984,583
                                                                                                                    --------------
FINANCE-INDEPENDENT--0.28%
        4,300    National Rural Utilities Cooperative Finance
                   Corporation.......................................   11/03/97 to 11/06/97    5.500 to 5.530           4,297,761
                                                                                                                    --------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                      DATES                 RATES              VALUE
-------------                                                           --------------------   -----------------    --------------

COMMERCIAL PAPER@--(CONCLUDED)
FINANCE-SUBSIDIARY--4.54%
  $    45,000    Deutsche Bank Financial Incorporated................   11/06/97 to 01/07/98    5.500 to 5.510%     $   44,793,675
       20,000    Dresdner U.S. Finance Incorporated..................         11/04/97              5.520               19,990,800
        5,600    Pitney Bowes Credit Corporation.....................         11/03/97              5.520                5,598,283
                                                                                                                    --------------
                                                                                                                        70,382,758
                                                                                                                    --------------
GENERAL TRADE--3.09%
       48,047    Mitsubishi International Corporation................   11/03/97 to 11/21/97    5.510 to 5.530          47,978,648
                                                                                                                    --------------
INSURANCE--0.32%
        5,000    USAA Capital Corporation............................         11/17/97              5.500                4,987,778
                                                                                                                    --------------
MANUFACTURING--DIVERSIFIED--0.48%
        7,500    BTR Dunlop Finance Incorporated.....................   11/04/97 to 11/18/97    5.500 to 5,540           7,485,773
                                                                                                                    --------------
METALS & MINING--0.64%
       10,000    Rio Tinto America Incorporated......................         01/07/98              5.500                9,897,639
                                                                                                                    --------------
MISCELLANEOUS--1.09%
       17,200    Beta Finance Incorporated...........................   11/03/97 to 04/23/98    5.500 to 5.600          16,905,628
                                                                                                                    --------------
OIL EQUIPMENT & SERVICES--0.39%
        6,000    Colonial Pipeline Company...........................         11/24/97              5.520                5,978,840
                                                                                                                    --------------
TELECOMMUNICATIONS--4.79%
       15,000    BellSouth Capital Funding Corporation...............         11/04/97              5.500               14,993,125
        6,000    BellSouth Telecommunications Incorporated...........         11/04/97              5.520                5,997,240
       53,300    SBC Communications Incorporated.....................   11/05/97 to 01/22/98    5.500 to 5.520          53,182,819
                                                                                                                    --------------
                                                                                                                        74,173,184
                                                                                                                    --------------
Total Commercial Paper (cost--$854,606,737)..........................                                                  854,606,737
                                                                                                                    --------------

SHORT-TERM CORPORATE OBLIGATIONS--7.01%
AUTO & TRUCK--0.21%
        3,210    Ford Motor Credit Company*..........................         11/03/97              5.899                3,210,038
                                                                                                                    --------------
BANKING--0.64%
        1,675    Chase Manhattan Corporation.........................         01/15/98              6.625                1,677,655
        8,000    National Australia Bank Limited.....................         10/15/98              9.700                8,278,689
                                                                                                                    --------------
                                                                                                                         9,956,344
                                                                                                                    --------------
BROKER-DEALER--3.39%
       23,000    Bear Stearns Companies Incorporated*................   11/04/97 to 11/20/97    5.500 to 5.636          23,000,000
        2,500    Goldman Sachs Group L.P.............................         04/15/98              6.100                2,500,290
       17,000    Merrill Lynch & Company Incorporated................   03/16/98 to 10/09/98    5.655 to 9.000          17,045,722
        5,000    Merrill Lynch & Company Incorporated*...............         11/03/97              5.680                4,999,724
        5,000    Morgan Stanley Group Incorporated*..................         11/14/97              5.692                5,000,000
                                                                                                                    --------------
                                                                                                                        52,545,736
                                                                                                                    --------------
FINANCE-DIVERSIFIED--0.82%
       12,600    Associates Corporation of North America.............   01/15/98 to 05/15/98    6.625 to 8.125          12,663,488
                                                                                                                    --------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                      DATES                 RATES              VALUE
-------------                                                           --------------------   -----------------    --------------

SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)
FINANCE-INDEPENDENT--0.32%
  $     5,000    National Rural Utilities Cooperative Finance
                   Corporation.......................................         07/10/98              5.980%          $    5,000,000
                                                                                                                    --------------
MISCELLANEOUS--1.29%
       20,000    Beta Finance Incorporated...........................   12/10/97 to 08/17/98    5.550 to 5.920          20,000,000
                                                                                                                    --------------
RETAIL-MERCHANDISE--0.34%
        5,325    Wal-Mart Stores Incorporated........................         03/01/98              5.500                5,319,586
                                                                                                                    --------------
Total Short-Term Corporate Obligations (cost--$108,695,192)..........                                                  108,695,192
                                                                                                                    --------------

REPURCHASE AGREEMENT--1.58%
       24,420    Repurchase agreement dated 10/31/97 with Citicorp
                   Securities, Incorporated, collateralized by
                   24,200,000 U.S. Treasury Notes, 5.625 to 6.250%,
                   due 11/30/00 to 8/31/02, proceeds: $24,431,498
                   (cost--$24,420,000)...............................         11/03/97            5.650                 24,420,000
                                                                                                                    --------------
Total Investments (cost--$1,548,359,240 which approximates cost for
  federal income tax purposes)--99.87%...............................                                                1,548,359,240
Other assets in excess of liabilities--0.13%.........................                                                    1,953,254
                                                                                                                    --------------
Net Assets--100%.....................................................                                               $1,550,312,494
                                                                                                                    --------------
                                                                                                                    --------------

-----------------

@ Interest rates shown are the discount rates at date of purchase.

* Variable rate security--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of October 31, 1997 and reset periodically.

                       Weighted Average Maturity--50 days

                See accompanying notes to financial statements.

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS                             OCTOBER 31, 1997(UNAUDITED)

  PRINCIPAL
   AMOUNT                                               MATURITY             INTEREST
    (000)                                                DATES                 RATES              VALUE
-------------                                     --------------------   -----------------    -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--98.88%
  $  1,000       U.S. Treasury Notes...........         04/30/98              5.875%          $     998,975
     8,500       Federal Farm Credit Bank@.....   11/03/97 to 02/27/98    5.360 to 5.400          8,460,493
     4,500       Federal Farm Credit Bank*.....   02/02/98 to 11/04/98    5.650 to 5.810          4,502,417
    20,100       Federal Home Loan Bank@.......   11/03/97 to 12/22/97    5.210 to 5.500         20,076,238
     4,400       Federal Home Loan Bank........   12/02/97 to 10/20/98    5.420 to 5.835          4,401,473
     3,000       Federal Home Loan Mortgage
                   Corporation@................         11/03/97               5.650              2,999,058
     1,000       Federal National Mortgage
                   Association*................         06/18/98               5.520                999,628
     2,000       Federal National Mortgage
                   Association.................   03/12/98 to 06/23/98    5.540 to 5.710          2,000,615
    10,000       Student Loan Marketing
                   Association@................         11/03/97               5.630              9,996,872
     5,000       Student Loan Marketing
                   Association*................         02/19/98               5.310              5,000,000
     1,450       Student Loan Marketing
                   Association.................   12/24/97 to 03/20/98    5.630 to 5.850          1,450,000
    13,000       Tennessee Valley Authority@...   11/12/97 to 12/18/97    5.350 to 5.400         12,951,913
                                                                                              -------------
Total U.S. Govenment and Agency Obligations
  (cost--$73,837,682)..........................                                                  73,837,682
                                                                                              -------------
Total Investments (cost--$73,837,682, which
  approximates cost for federal income tax
  purposes) 98.88%.............................                                                  73,837,682
 Other assets in excess of
 liabilities--1.12%............................                                                     838,169
                                                                                              -------------
 Net Assets--100.00%...........................                                               $  74,675,851
                                                                                              -------------
                                                                                              -------------

-----------------

@ Interest rates shown are the discount rates at date of purchase.

* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of October 31, 1997 and reset periodically.

                       Weighted Average Maturity--44 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

PORTFOLIO OF INVESTMENTS                             OCTOBER 31, 1997(UNAUDITED)

  PRINCIPAL
   AMOUNT                                               MATURITY             INTEREST
    (000)                                                DATES                 RATES              VALUE
-------------                                     --------------------   -----------------    -------------

U.S. GOVERNMENT SECURITIES--55.41%
  $  9,500       U.S. Treasury Bills@..........   01/02/98 to 04/02/98    5.090 to 5.640%     $   9,380,317
    34,000       U.S. Treasury Notes...........   11/30/97 to 10/15/98    5.375 to 7.125         34,043,151
                                                                                              -------------
Total U.S. Government Securities
  (cost--$43,423,468)..........................                                                  43,423,468
                                                                                              -------------
Total Investments (cost--$43,423,468, which
approximates cost for federal income tax
purposes)--55.41%..............................                                                  43,423,468
 Other assets in excess of
 liabilities--44.59%*..........................                                                  34,937,704
                                                                                              -------------
Net Assets--100.00%............................                                               $  78,361,172
                                                                                              -------------
                                                                                              -------------

-----------------

@ Interest rates shown are the discount rates at date of purchase.

* Includes a receivable of $39,667,786 from the sale of a $39,526,000 U.S. Treasury Note sold on October 31, 1997, settling on November 3, 1997, yielding 5.567%.

                       Weighted Average Maturity--63 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES

STATEMENT OF ASSETS AND LIABILITIES                  OCTOBER 31, 1997(UNAUDITED)

                                              MONEY       GOVERNMENT    TREASURY
                                              MARKET      SECURITIES   SECURITIES
                                               FUND          FUND         FUND
                                          --------------  -----------  -----------
ASSETS
Investments in securities, at value
  (cost--$1,548,359,240, $73,837,682 and
  $43,423,468 respectively).............  $1,548,359,240  $73,837,682  $43,423,468
Interest receivable.....................       8,848,841      231,837      627,376
Receivable for investments sold.........        --          5,585,966   39,667,786
Receivable from investment adviser......        --              6,982        1,751
Other assets............................          88,395      106,284       73,785
                                          --------------  -----------  -----------
Total assets............................   1,557,296,476   79,768,751   83,794,166
                                          --------------  -----------  -----------

LIABILITIES
Dividends payable.......................       6,567,427      333,430      309,474
Payable for investments purchased.......        --          4,502,417    4,942,556
Payable to affiliates...................         250,619      --           --
Due to custodian........................         142,941      --           --
Accrued expenses and other
  liablilties...........................          22,995      257,053      180,964
                                          --------------  -----------  -----------
Total liabilities.......................       6,983,982    5,092,900    5,432,994
                                          --------------  -----------  -----------

NET ASSETS
Beneficial interest shares of $0.001 par
  value outstanding (unlimited amount
  authorized)...........................   1,550,298,652   74,689,841   78,375,252
Accumulated net realized gains (losses)
  from investments......................          13,842      (13,990)     (14,080)
                                          --------------  -----------  -----------
Net assets..............................  $1,550,312,494  $74,675,851  $78,361,172
                                          --------------  -----------  -----------
                                          --------------  -----------  -----------
Outstanding shares of beneficial
  interest ($0.001 par value):
Institutional Shares....................   1,550,298,652   74,689,841   78,375,252
                                          --------------  -----------  -----------
                                          --------------  -----------  -----------
Net asset value, offering price and                $1.00        $1.00        $1.00
  redemption value per share............  --------------  -----------  -----------
                                          --------------  -----------  -----------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES

STATEMENT OF OPERATIONS

                                                FOR THE SIX MONTHS ENDED
                                                    OCTOBER 31, 1997
                                                      (UNAUDITED)
                                          ------------------------------------
                                             MONEY     GOVERNMENT    TREASURY
                                            MARKET     SECURITIES   SECURITIES
                                             FUND         FUND         FUND
                                          -----------  -----------  ----------
INVESTMENT INCOME:
Interest................................  $35,865,961   $2,315,588  $1,986,801
                                          -----------  -----------  ----------

EXPENSES:
Investment advisory and
  administration........................    1,589,862     105,395       92,976
Transfer agency and service.............      144,468      19,826       13,047
State and federal registration fees.....       94,233      53,240       46,980
Legal and audit.........................       70,508      33,106       27,133
Custody and accounting..................       64,136       4,191        3,668
Reports and notices to shareholders.....       61,307      17,432       16,933
Directors/Trustees' fees................        5,250       5,250        5,250
Other expenses..........................       90,635      78,453       26,807
                                          -----------  -----------  ----------
                                            2,120,399     316,893      232,794
Less: Fee waivers and expense
  reimbursements from adviser...........     (317,973)   (190,322)    (121,222)
                                          -----------  -----------  ----------
Net expenses............................    1,802,426     126,571      111,572
                                          -----------  -----------  ----------
Net investment income...................   34,063,535   2,189,017    1,875,229
NET REALIZED GAINS FROM INVESTMENT
  TRANSACTIONS..........................       11,145         275        8,139
                                          -----------  -----------  ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $34,074,680   $2,189,292  $1,883,368
                                          -----------  -----------  ----------
                                          -----------  -----------  ----------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   FOR THE SIX
                                                                                                     MONTHS
                                                                                                      ENDED         FOR THE YEAR
                                                                                                OCTOBER 31, 1997       ENDED
                                                                                                   (UNAUDITED)     APRIL 30, 1997
                                                                                                -----------------  --------------
FROM OPERATIONS:
Net investment income.........................................................................   $    34,063,535   $   46,003,708
Net realized gains from investment transactions...............................................            11,145            9,814
                                                                                                -----------------  --------------
Net increase in net assets resulting from operations..........................................        34,074,680       46,013,522
                                                                                                -----------------  --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional Shares...................................................       (34,063,535)     (46,003,708)
                                                                                                -----------------  --------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS..............................       303,502,265      824,910,772
                                                                                                -----------------  --------------
Net increase in net assets....................................................................       303,513,410      824,920,586

NET ASSETS:
Beginning of period...........................................................................     1,246,799,084      421,878,498
                                                                                                -----------------  --------------
End of period.................................................................................   $ 1,550,312,494   $1,246,799,084
                                                                                                -----------------  --------------
                                                                                                -----------------  --------------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     FOR THE SIX
                                                                                                       MONTHS        FOR THE YEAR
                                                                                                        ENDED            ENDED
                                                                                                  OCTOBER 31, 1997     APRIL 30,
                                                                                                     (UNAUDITED)         1997
                                                                                                  -----------------  -------------
FROM OPERATIONS:
Net investment income...........................................................................    $   2,189,017     $ 4,135,255
Net realized gains (losses) from investment transactions........................................              275         (10,497)
                                                                                                  -----------------  -------------
Net increase in net assets resulting from operations............................................        2,189,292       4,124,758
                                                                                                  -----------------  -------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional Shares.....................................................       (2,189,017)     (4,140,330)
                                                                                                  -----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS.....................      (32,167,338)     63,088,916
                                                                                                  -----------------  -------------
Net increase (decrease) in net assets...........................................................      (32,167,063)     63,073,344

NET ASSETS:
Beginning of period.............................................................................      106,842,914      43,769,570
                                                                                                  -----------------  -------------
End of period...................................................................................    $  74,675,851     $106,842,914
                                                                                                  -----------------  -------------
                                                                                                  -----------------  -------------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     FOR THE SIX
                                                                                                       MONTHS        FOR THE YEAR
                                                                                                        ENDED            ENDED
                                                                                                  OCTOBER 31, 1997     APRIL 30,
                                                                                                     (UNAUDITED)         1997
                                                                                                  -----------------  -------------
FROM OPERATIONS:
Net investment income...........................................................................    $   1,875,229     $ 1,986,551
Net realized gains from investment transactions.................................................            8,139           9,062
                                                                                                  -----------------  -------------
Net increase in net assets resulting from operations............................................        1,883,368       1,995,613
                                                                                                  -----------------  -------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional Shares.....................................................       (1,875,229)     (1,986,551)
                                                                                                  -----------------  -------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS................................       12,460,309      46,259,585
                                                                                                  -----------------  -------------
Net increase in net assets......................................................................       12,468,448      46,268,647

NET ASSETS:
Beginning of period.............................................................................       65,892,724      19,624,077
                                                                                                  -----------------  -------------
End of period...................................................................................    $  78,361,172     $65,892,724
                                                                                                  -----------------  -------------
                                                                                                  -----------------  -------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Liquid Institutional Reserves (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust currently offers three no-load series: the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund (collectively, the "Funds").

  The Funds offer two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of a Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and enjoy exclusive voting rights on matters relating to these services and fees. For the six months ended October 31, 1997, there were no Financial Intermediary shares outstanding.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds occasionally participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and sub-adviser and sub-administrator of the Funds.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber under which PaineWebber serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, PaineWebber receives compensation from the Funds, computed daily and paid monthly, at an annual rate of 0.25% of each Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

  Mitchell Hutchins serves as sub-adviser and sub-administrator of the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between PaineWebber and Mitchell Hutchins. In accordance with the Sub-Advisory Contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to PaineWebber under the Advisory Contract.

  For the six months ended October 31, 1997, PaineWebber and Mitchell Hutchins have voluntarily undertaken to waive 0.05% of these advisory fees and reimburse a portion of expenses to maintain each Fund's total annual operating expenses at a level not exceeding 0.30% and 0.55% of the Funds' average daily net assets for Institutional shares and Financial Intermediary shares, respectively.

FEDERAL TAX STATUS

  Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

  At April 30, 1997, the Treasury Securities Fund had a net capital loss carryforward of $8,501. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire by April 30, 2004. To the extent these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

SHARES OF BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                  INSTITUTIONAL SHARES
                                                          -------------------------------------
                                                          FOR THE SIX MONTHS     FOR THE YEAR
                                                                ENDED                ENDED
                                                           OCTOBER 31, 1997     APRIL 30, 1997
                                                          ------------------    ---------------
MONEY MARKET FUND:
Shares sold............................................      4,154,243,260        8,398,406,989
Shares repurchased.....................................     (3,879,160,432)      (7,616,174,223)
Dividends reinvested...................................         28,419,437           42,678,006
                                                          ------------------    ---------------
Net increase in shares outstanding.....................        303,502,265          824,910,772
                                                          ------------------    ---------------
                                                          ------------------    ---------------

GOVERNMENT SECURITIES FUND:
Shares sold............................................        162,596,069          670,826,717
Shares repurchased.....................................       (196,708,015)        (611,609,161)
Dividends reinvested...................................          1,944,608            3,871,360
                                                          ------------------    ---------------
Net increase (decrease) in shares outstanding..........        (32,167,338)          63,088,916
                                                          ------------------    ---------------
                                                          ------------------    ---------------

TREASURY SECURITIES FUND:
Shares sold............................................        184,390,752          439,537,681
Shares repurchased.....................................       (173,561,761)        (395,078,231)
Dividends reinvested...................................          1,631,318            1,800,135
                                                          ------------------    ---------------
Net increase in shares outstanding.....................         12,460,309           46,259,585
                                                          ------------------    ---------------
                                                          ------------------    ---------------

  For the period ended October 31, 1997 and for the year ended April 30, 1997, there were no transactions in Financial Intermediary Shares.

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                          INSTITUTIONAL SHARES
                                  --------------------------------------------------------------------     FINANCIAL INTERMEDIARY
                                    FOR THE                                                                       SHARES**
                                  SIX MONTHS                                                             ---------------------------
                                     ENDED                                                                FOR THE     FOR THE PERIOD
                                  OCTOBER 31,               FOR THE YEARS ENDED APRIL 30,                YEAR ENDED     MARCH 17,
                                     1997       ------------------------------------------------------   APRIL 30,    1994+ TO APRIL
                                  (UNAUDITED)      1997        1996      1995++      1994       1993       1995++        30, 1994
                                  -----------   ----------   --------   --------   --------   --------   ----------   --------------
Net asset value, beginning of
 period.........................  $     1.00    $     1.00   $   1.00   $   1.00   $   1.00   $   1.00    $  1.00        $  1.00
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
Net investment income...........       0.027         0.052      0.055      0.048      0.030      0.031      0.027          0.004
Net realized losses from
 investment transactions........      --            --          --        (0.008)     --         --         --            --
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
Net increase from investment
 operations.....................       0.027         0.052      0.055      0.040      0.030      0.031      0.027          0.004
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
Dividends from net investment
 income.........................      (0.027)       (0.052)    (0.055)    (0.048)    (0.030)    (0.031)    (0.027)        (0.004)
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
Contribution to capital from
 predecessor adviser (1)........      --            --          --         0.008      --         --         --            --
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
Net asset value, end of
 period.........................  $     1.00    $     1.00   $   1.00   $   1.00   $   1.00   $   1.00    $  1.00        $  1.00
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
Total investment return (2).....        2.73%         5.33%      5.61%      4.91%      3.03%      3.16%      3.10%          0.37%
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)........................  $1,550,312    $1,246,799   $421,878   $220,844   $254,281   $385,618      --           $ 9,000
Expenses to average net assets
 net of waivers/reimbursements
 from adviser...................        0.28%*        0.25%      0.31%      0.35%      0.33%      0.34%      0.60%*         0.58%*
Expenses to average net assets
 before waivers/reimbursements
 from adviser...................        0.33%*        0.30%      0.37%      0.37%      0.33%      0.36%      0.62%*         0.58%*
Net investment income to average
 net assets net of
 waivers/reimbursements from
 adviser........................        5.36%*        5.24%      5.47%      4.68%      2.96%      3.13%      4.17%*         2.93%*
Net investment income to average
 net assets before
 waivers/reimbursements from
 adviser........................        5.31%*        5.19%      5.41%      4.66%      2.96%      3.11%      4.15%*         2.93%*

-------------

+  Commencement of issuance of shares.

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
   Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

*  Annualized

** For the six months ended October 31, 1997, the years ended April 30, 1996 and 1997 and for the period December 24, 1994 to April 30, 1995 there were no outstanding Financial Intermediary Shares.

(1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

(2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                               INSTITUTIONAL SHARES
                                          ---------------------------------------------------------------       FINANCIAL
                                            FOR THE                                                            INTERMEDIARY
                                          SIX MONTHS                                                             SHARES**
                                             ENDED                                                          ------------------
                                          OCTOBER 31,             FOR THE YEARS ENDED APRIL 30,               FOR THE PERIOD
                                             1997       -------------------------------------------------   JULY 12, 1994+ TO
                                          (UNAUDITED)     1997      1996     1995++     1994       1993      APRIL 30, 1995++
                                          -----------   --------   -------   -------   -------   --------   ------------------
Net asset value, beginning of period....    $  1.00     $   1.00   $  1.00   $  1.00   $  1.00   $   1.00        $ 1.00
                                          -----------   --------   -------   -------   -------   --------        ------
Net investment income...................      0.026        0.051     0.053     0.048     0.029      0.031         0.032
Net realized gains (losses) from
 investment transactions................     --            --        0.001    (0.008)    --         --          --
                                          -----------   --------   -------   -------   -------   --------        ------
Net increase from investment
 operations.............................      0.026        0.051     0.054     0.040     0.029      0.031         0.032
                                          -----------   --------   -------   -------   -------   --------        ------
Dividends from net investment income....     (0.026)      (0.051)   (0.054)   (0.047)   (0.029)    (0.031)       (0.032)
                                          -----------   --------   -------   -------   -------   --------        ------
Contribution to capital from predecessor
 advisor (1)............................     --            --        --        0.007     --         --          --
                                          -----------   --------   -------   -------   -------   --------        ------
Net asset value, end of period..........    $  1.00     $   1.00   $  1.00   $  1.00   $  1.00   $   1.00        $ 1.00
                                          -----------   --------   -------   -------   -------   --------        ------
                                          -----------   --------   -------   -------   -------   --------        ------
Total investment return (2).............       2.65%        5.20%     5.50%     4.61%     2.97%      3.13%         3.31%
                                          -----------   --------   -------   -------   -------   --------        ------
                                          -----------   --------   -------   -------   -------   --------        ------
Ratios/Supplemental Data:
Net assets, end of period (000's).......    $74,676     $106,843   $43,770   $54,903   $84,209   $102,611       --
Expenses to average net assets net of
 waivers/reimbursements from adviser....       0.30%*       0.30%     0.32%     0.35%     0.35%      0.34%         0.60%*
Expenses to average net assets before
 waivers/reimbursements from adviser....       0.75%*       0.53%     0.56%     0.47%     0.37%      0.36%         0.72%*
Net investment income to average net
 assets net of waivers/reimbursements
 from adviser...........................       5.19%*       5.09%     5.52%     4.75%     2.95%      3.11%         4.58%*
Net investment income to average net
 assets before waivers/reimbursements
 from adviser...........................       4.74%*       4.86%     5.28%     4.63%     2.93%      3.09%         4.46%*

-----------------

+  Commencement of issuance of shares.

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
   Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

*  Annualized

** For the six months ended October 31, 1997, the year ended April 30, 1997 and for the period March 22, 1995 to April 30, 1996 there were no outstanding Financial Intermediary Shares.

(1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

(2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

LIQUID INSTITUTIONAL RESERVES -- TREASURY SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                              INSTITUTIONAL SHARES
                                                    -------------------------------------------------------------------------
                                                       FOR THE
                                                     SIX MONTHS
                                                        ENDED                          FOR THE YEARS ENDED
                                                     OCTOBER 31,                            APRIL 30,
                                                        1997        ---------------------------------------------------------
                                                     (UNAUDITED)      1997        1996       1995++       1994        1993
                                                    -------------   ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of period..............     $  1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                    -------------   ---------   ---------   ---------   ---------   ---------
Net investment income.............................       0.025          0.049       0.048       0.049       0.028       0.029
Net realized gains (losses) from investment
 transactions.....................................      --             --           0.003      (0.002)     --          --
                                                    -------------   ---------   ---------   ---------   ---------   ---------
Net increase from investment operations...........       0.025          0.049       0.051       0.047       0.028       0.029
                                                    -------------   ---------   ---------   ---------   ---------   ---------
Dividends from net investment income..............      (0.025)        (0.049)     (0.051)     (0.047)     (0.028)     (0.029)
                                                    -------------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period....................     $  1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                    -------------   ---------   ---------   ---------   ---------   ---------
                                                    -------------   ---------   ---------   ---------   ---------   ---------
Total investment return (1).......................        2.57%          5.02%       5.23%       4.75%       2.87%       2.89%
                                                    -------------   ---------   ---------   ---------   ---------   ---------
                                                    -------------   ---------   ---------   ---------   ---------   ---------
Ratios/Supplemental Data:
Net assets, end of period (000's).................     $78,361      $  65,893   $  19,624   $  23,762   $  38,602   $   8,064
Expenses to average net assets net of
 waivers/reimbursements from adviser..............        0.30%*         0.30%       0.32%       0.22%       0.18%       0.33%
Expenses to average net assets before
 waivers/reimbursements from adviser..............        0.63%*         0.72%       0.94%       0.84%       0.76%       1.10%
Net investment income to average net assets net of
 waivers/reimbursements from adviser..............        5.04%*         4.97%       5.71%       5.51%       3.66%       3.65%
Net investment income to average net assets before
 waivers/reimbursements from adviser..............        4.72%*         4.56%       5.09%       4.89%       3.08%       2.88%

-----------------

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
   Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

--------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.                  Mary C. Farrell
CHAIRMAN
                                        Meyer Feldberg
Margo N. Alexander
                                        George W. Gowen
Richard Q. Armstrong
                                        Frederic V. Malek
Richard R. Burt
                                        Carl W. Schafer


OFFICERS

Margo N. Alexander                      Paul H. Schubert
PRESIDENT                               VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld                   Dennis L. McCauley
VICE PRESIDENT                          VICE PRESIDENT

Dianne E. O'Donnell                     Susan P. Ryan
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York  10019

SUBADVISER AND SUBADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York  10019




A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FINANCIAL INFORMATION HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

PaineWebber offers a family of 22 funds which encompass a diversified range of investment goals.

BOND FUNDS
-    High Income Fund
-    Investment Grade Income Fund
-    Low Duration U.S. Government Income Fund
-    Strategic Income Fund
-    U.S. Government Income Fund

TAX-FREE BOND FUNDS
-    California Tax-Free Income Fund
-    Municipal High Income Fund
-    National Tax-Free Income Fund
-    New York Tax-Free Income Fund

STOCK FUNDS
-    Capital Appreciation Fund
-    Financial Services Growth Fund
-    Growth Fund
-    Growth and Income Fund
-    Small Cap Fund
-    Utility Income Fund

ASSET ALLOCATION FUNDS
-    Balanced Fund
-    Tactical Allocation Fund

GLOBAL FUNDS
-    Asia Pacific Growth Fund
-    Emerging Markets Equity Fund
-    Global Equity Fund
-    Global Income Fund

PAINEWEBBER MONEY MARKET FUND



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OCTOBER 31, 1997




--------------------------------------------------------------------------------
                                                               SEMIANNUAL REPORT


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INSTITUTIONAL

RESERVES